Income Tax (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

A reconciliation of the expected income tax benefits to the actual income tax provision is as follows:

	June 30,	Effective	June 30,	Effective
	2026	Tax rate	2025	Tax rate
Net loss before income taxes	$(3,319,136)		$(7,686,900)

Income tax benefit at the Singapore statutory tax rate of 17%	(564,253)	(17.0)%	(1,306,773)	(17.0)%
Effect of different tax rates in other jurisdictions	(11,165)	(0.3)%	(27,480)	(0.4)%
Non-deductible expenses	120,490	3.6%	139,090	1.8%
Unrecognized deferred tax asset	454,928	13.7%	1,195,163	15.6%
Total tax provision	$-	-	$-	-

*	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s principal operating activities, rather than to the Cayman Islands statutory tax rate of 0%.

Schedule of Components of the Deferred Tax Assets

The components of the deferred tax assets are as follows:

	June 30,	December 31,
	2026	2025
Tax loss carry forwards	$15,104,605	$18,423,741
Deferred tax assets	3,536,964	3,132,036
Valuation allowance	(3,536,964)	(3,132,036)
Total deferred tax assets, net	$-	$-